Consolidated Statement Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues
Service	$ 4,053,797	$ 3,913,001	$ 3,927,128
Equipment sales	289,549	264,680	286,752
Total operating revenues	4,343,346	4,177,681	4,213,880
Operating expenses
System operations (excluding Depreciation, amortization and accretion reported below)	929,379	854,931	802,854
Cost of equipment sold	782,300	742,981	742,993
Selling, general and administrative (including charges from affiliates of $104.1 million, $107.5 million and $114.8 million in 2011, 2010 and 2009)	1,779,203	1,796,624	1,747,404
Depreciation, amortization and accretion	573,557	570,955	564,935
Loss on impairment of intangible assets			14,000
(Gain) loss on asset disposals and exchanges, net	(1,873)	10,717	16,169
Total operating expenses	4,062,566	3,976,208	3,888,355
Operating income	280,780	201,473	325,525
Investment and other income (expense)
Equity in earnings of unconsolidated entities	83,566	97,318	96,800
Interest and dividend income	3,395	3,808	3,597
Gain on investment	11,373
Interest expense	(65,614)	(61,555)	(78,199)
Other, net	(678)	72	1,442
Total investment and other income (expense)	32,042	39,643	23,640
Income before income taxes	312,822	241,116	349,165
Income tax expense	114,078	81,958	117,850
Net income	198,744	159,158	231,315
Less: Net income attributable to noncontrolling interests, net of tax	(23,703)	(23,084)	(21,768)
Net income attributable to U.S. Cellular shareholders	$ 175,041	$ 136,074	$ 209,547
Basic weighted average shares outstanding	84,877	86,128	86,946
Basic earnings per share attributable to U.S. Cellular shareholders	$ 2.06	$ 1.58	$ 2.41
Diluted weighted average shares outstanding	85,335	86,518	87,168
Diluted earnings per share attributable to U.S. Cellular shareholders	$ 2.05	$ 1.57	$ 2.40